Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 13 – Subsequent Events

Management evaluated all additional events through the date the consolidated financial statements were available to be issued. Based upon this review, unless noted below, the Company did not identify any material subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

During July and August 2024, the Company issued senior convertible notes (together, the “Convertible Notes”). The Convertible Notes bear interest at an annualized rate of 10%. The Convertible Notes mature twelve (12) months after the original issue date of the Convertible Notes, whereupon all outstanding principal and accrued interest is due to the holders of the Convertible Notes.

The Convertible Notes include a conversion feature. The Conversion price is the lesser of (i) $0.40 or (ii) a 30% discount to the price of shares issued in connection with a Qualified Financing.  Qualified Financing means the Company’s sale of its common stock pursuant to a registration statement filed with and declared effective by the commission and the listing of the common stock in connection with an uplist to a national securities exchange. In the event that, prior to the maturity date, the VWAP per share of Company common stock does not trade below $1.50 for thirty (30) consecutive trading days, then, subject to the limitations on conversion, this Convertible Notes shall automatically convert on the next trading day immediately following the trading period into the number of shares of Company common stock determined by dividing the conversion amount by the conversion price.

In connection with the issuance of the Convertible Notes, the Company issued common stock purchase warrants to the holders of the Convertible Notes (the “Warrants”). The Warrants give the holders the right, but not the obligation, to purchase shares of the Company. The exercise price of the Warrants is $0.50 per share. The Warrants expire five (5) years from the issue date.

•	The Company issued convertible notes and warrant, in July and August 2024 for $1,171,000, of which $695,000 was advanced on or before June 30, 2024 (Note 9)

Note 15 – Subsequent Events

Management has evaluated subsequent events through July 30, 2024, which is the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure, except as follows:

On January 3 and 31, 2024, The Company received subscriptions of $165,000 in cash for 50,000 shares of Convertible Series C Preferred Stock in connection with subscription agreements signed with investors at prices of $2.40 and $6.00 per share.

The company had the following transactions in the Common stock as follows:

•	On February 14, 2024, 250,000 shares issued to a director of the Company.

•	On February 14, 2024, 1,150,000 shares issued for MFB Ohio board advisory fees.

•	On February 14, 2024,456,762 shares for conversion of debt and accrued interest.

•	On February 14, 2024, 1,900,000 shares issued to consultants for services.

•	On March 22, 2024,65,000,000 shares were cancelled by our Chief Executive Officer.

The Company had the following transactions in the Series C Preferred shares as follows:

•	On February 13, 2024, 108,333 shares issued for stock payable.

•	On February 13, 2024, 40,000 shares issued to consultants for services.